Related-Party Transactions (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions between the Company and related parties
Schedule of remuneration to supervisory board members

	2021
	Short term	Post-employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	70	—	86	156
Mr. Antoine Papiernik	—	—	—	—
Ms. Alison Lawton	47	—	86	133
Mr. James Shannon	50	—	86	136
Mr. Bart Filius	44	—	80	124
Ms. Theresa Heggie*	29	—	77	106
	240	—	415	655

	2020
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	—	—	123	123
Mr. Antoine Papiernik	—	—	—	—
Ms. Alison Lawton	34	—	123	157
Mr. James Shannon	45	—	125	170
Mr. Bart Filius	41	—	104	145
Ms. Theresa Heggie	36	—	99	135
	156	—	574	730

	2019
	Short term	Post employment	Share-based
	employee benefits	benefits	payment	Total

	(€ in thousands)
Mr. Dinko Valerio	74	—	106	180
Mr. Antoine Papiernik	104	—	—	104
Ms. Alison Lawton	41	—	107	148
Mr. Paul Baart	144	—	—	144
Mr. James Shannon	48	—	109	157
Mr. Bart Filius	30	—	26	56
Ms. Theresa Heggie	19	—	18	37
	460	—	366	826

Key management personnel
Transactions between the Company and related parties
Schedule of transactions between company and related parties

Our management board is supported by our officers, or senior management. Mr. D.A. de Boer is the sole statutory director of the Company. The total remuneration of the management board and senior management in 2021 amounted to € 8,128,000 with the details set out in the table below:

	2021
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	733	10	1,472	2,215
Management Board	733	10	1,472	2,215
Senior Management	2,938	57	2,918	5,913
	3,671	67	4,390	8,128
1	Short term employee benefits include a bonus for Mr. Daniel de Boer, of € 284,000 based on goals realized in 2021.

The total remuneration of the management board and senior management in 2020 amounted to € 7,693,000 with the details set out in the table below:

	2020
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	689	10	1,925	2,624
Management Board	689	10	1,925	2,624
Senior Management	1,620	55	3,394	5,069
	2,309	65	5,319	7,693
1	Short term employee benefits include a bonus for Mr. Daniel de Boer of € 240,000 based on goals realized in 2020.

The total remuneration of the management board and senior management in 2019 amounted to € 6,117,000 with the details set out in the table below:

	2019
	Short term	Post
	employee	employment	Share-based
	benefits	benefits	payment	Total

	(€ in thousands)
Mr. D.A. de Boer[1]	722	10	1,533	2,265
Management Board	722	10	1,533	2,265
Senior Management	1,545	48	2,259	3,852
	2,267	58	3,792	6,117
1	Short term employee benefits include a bonus for Mr. Daniel de Boer of € 273,000 based on goals realized in 2019.